Summary of Significant Accounting Policies (Tables) - Asian Equity Exchange Group Co LTD [Member]	7 Months Ended
Dec. 31, 2015
Schedule of Property, Plant and Equipment Useful Lives

Leasehold improvements are amortized over the shorter of the term of the related lease or the estimated useful life of the asset. The useful lives are as follows:

Leasehold improvements	20 years
Office equipment	5 years

Schedule of Translation Rate

Income and expenditures are translated at the average exchange rate of the period. The translation rates are as follows:

Period from May 29, 2015 to December 31, 2015

Average HKD : US$ exchange rate in the period	0.1290
Spot HKD : US$ exchange rate as at the period end	0.1290
Average RMB : US$ exchange rate in the period	0.1591
Spot RMB : US$ exchange rate as at the period end	0.1540